PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders of Federated Stock Trust, which covers the six-month reporting period from November 1, 1996, through April 30, 1997. The report begins with a discussion by the fund's portfolio manager, followed by a complete listing of the fund's holdings and its financial statements.

The fund is managed to pursue long-term growth through a highly diversified portfolio of high-quality common stocks. On the last day of the reporting period, the portfolio included many well-known names, such as Allstate, Bristol-Myers Squibb, Chase Manhattan, Exxon, General Motors, Merck, RJR Nabisco, Rubbermaid, and Wal-Mart.

Over the six-month reporting period ended April 30, 1997, Federated Stock Trust's diversified portfolio achieved a total return of 12.96%* through $0.21 per share in income dividends, and $4.00 in capital gains.* Total net assets reached $972 million on April 30, 1997.

Thank you for participating in the growth opportunities of high-quality stocks through Federated Stock Trust. As always, we will continue to provide you with the highest level of professional service. We invite your questions or comments.

Sincerely,

LOGO
Glen R. Johnson
President
June 15, 1997

* Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

The United States equity market has shown surprising strength so far in 1997, especially given the strength of 1995 and 1996. The temptation of many fund managers to attempt to time the market has been high and given us an advantage over some of our competitors. For the six-month and twelve-month periods ended April 30, 1997, the fund's total returns were 12.96% and 20.27% respectively* compared to the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500")** total return of 14.71% and 25.14%, respectively. This overall strong performance of the fund was attributed to being fully invested as well as a "flight to quality" which often occurs when the direction of the market is in question.

While many argue that the market is fully valued, if not overvalued, we still found high quality companies that have not fully participated in the market's historic advance and should continue to have favorable valuations and fundamental outlooks.

We believe that the remainder of 1997 will be one of stock selection versus market participation. Volatility and dispersion should continue to increase as investors focus more and more on the quality of earnings and reasonable valuations. Our only significant industry overweight at this time is Energy, as supply remains muted given the historic underinvestment and demand increases as more and more countries continue to industrialize.

Recent purchases with attractive valuations and improving fundamentals include:

Sun Company -- The largest oil refiner in the United States has undergone a recent management change and is a "pure play" in a consolidating industry, which is in the process of improving profitability.

Tele-Communications, Inc. -- The largest cable television company, which is in the midst of eliminating its historic investments in new businesses and refocusing on its core business.

Recent sales include:

Baker Hughes -- Fully valued.

E.I. DuPont deNemours & Co. -- Valuation target reached.

* Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

** The S&P 500 is an unmanaged a composite index of common stocks in industry, transportation, and financial and public utility companies. Investments cannot be made in an index.


FEDERATED STOCK TRUST

PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
EQUITIES--98.6%
-----------------------------------------------------------------------------------
                   BASIC INDUSTRY--4.5%
                   ----------------------------------------------------------------
    175,000        Betz Laboratories, Inc.                                            $ 11,200,000
                   ----------------------------------------------------------------
    115,000        Dow Chemical Co.                                                      9,760,625
                   ----------------------------------------------------------------
    823,000        LTV Corp.                                                            10,801,875
                   ----------------------------------------------------------------
    297,500        Morton International, Inc.                                           12,457,813
                   ----------------------------------------------------------------   ------------
                   Total                                                                44,220,313
                   ----------------------------------------------------------------   ------------
                   CONSUMER DURABLES--3.6%
                   ----------------------------------------------------------------
    128,000        General Motors Corp.                                                  7,408,000
                   ----------------------------------------------------------------
    346,500        Martin Marietta Materials                                             9,442,125
                   ----------------------------------------------------------------
    743,500        Rubbermaid, Inc.                                                     17,844,000
                   ----------------------------------------------------------------   ------------
                   Total                                                                34,694,125
                   ----------------------------------------------------------------   ------------
                   CONSUMER NON-DURABLES--11.9%
                   ----------------------------------------------------------------
    105,700        CPC International, Inc.                                               8,733,462
                   ----------------------------------------------------------------
    210,000        Kimberly-Clark Corp.                                                 10,762,500
                   ----------------------------------------------------------------
    689,200        PepsiCo, Inc.                                                        24,035,850
                   ----------------------------------------------------------------
    194,400        Philip Morris Cos., Inc.                                              7,654,500
                   ----------------------------------------------------------------
    232,000        RJR Nabisco Holdings Corp.                                            6,902,000
                   ----------------------------------------------------------------
    466,500        Russell Corp.                                                        12,945,375
                   ----------------------------------------------------------------
    194,100        Tambrands, Inc.                                                       9,122,700
                   ----------------------------------------------------------------
    133,100        Unilever N.V., ADR                                                   26,120,875
                   ----------------------------------------------------------------
    131,200        V.F. Corp.                                                            9,462,800
                   ----------------------------------------------------------------   ------------
                   Total                                                               115,740,062
                   ----------------------------------------------------------------   ------------
                   ENERGY MINERALS--11.4%
                   ----------------------------------------------------------------
    175,000        Amerada-Hess Corp.                                                    8,509,375
                   ----------------------------------------------------------------
     67,000        Atlantic Richfield Co.                                                9,120,375
                   ----------------------------------------------------------------
    216,600        Chevron Corp.                                                        14,837,100
                   ----------------------------------------------------------------


FEDERATED STOCK TRUST
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
EQUITIES--CONTINUED
-----------------------------------------------------------------------------------
                   ENERGY MINERALS--CONTINUED
                   ----------------------------------------------------------------
    271,000        Exxon Corp.                                                        $ 15,345,375
                   ----------------------------------------------------------------
    387,200        Occidental Petroleum Corp.                                            8,566,800
                   ----------------------------------------------------------------
     48,500        Royal Dutch Petroleum Co., ADR                                        8,742,125
                   ----------------------------------------------------------------
    254,500        Sun Co., Inc.                                                         6,966,938
                   ----------------------------------------------------------------
    148,900        Texaco, Inc.                                                         15,708,950
                   ----------------------------------------------------------------
    536,500        USX Corp.                                                            14,820,813
                   ----------------------------------------------------------------
    129,610    (a) Western Atlas, Inc.                                                   8,035,820
                   ----------------------------------------------------------------   ------------
                   Total                                                               110,653,671
                   ----------------------------------------------------------------   ------------
                   FINANCE--15.2%
                   ----------------------------------------------------------------
    467,000        Allmerica Financial Corp.                                            16,812,000
                   ----------------------------------------------------------------
    240,100        Allstate Corp.                                                       15,726,550
                   ----------------------------------------------------------------
    306,900        Bear Stearns Cos., Inc.                                               9,360,450
                   ----------------------------------------------------------------
    143,600        CIGNA Corp.                                                          21,593,850
                   ----------------------------------------------------------------
    149,200        Chase Manhattan Corp.                                                13,819,650
                   ----------------------------------------------------------------
    250,000        Dean Witter, Discover & Co.                                           9,562,500
                   ----------------------------------------------------------------
    227,000        Federal National Mortgage Association                                 9,335,375
                   ----------------------------------------------------------------
    165,100        Marsh & McLennan Cos., Inc.                                          19,894,550
                   ----------------------------------------------------------------
    198,500        National City Corp.                                                   9,676,875
                   ----------------------------------------------------------------
    176,200        Providian Corp.                                                      10,175,550
                   ----------------------------------------------------------------
    213,401        Travelers Group, Inc.                                                11,817,080
                   ----------------------------------------------------------------   ------------
                   Total                                                               147,774,430
                   ----------------------------------------------------------------   ------------
                   HEALTH CARE--12.6%
                   ----------------------------------------------------------------
    235,000        Abbott Laboratories                                                  14,335,000
                   ----------------------------------------------------------------
    142,500        American Home Products Corp.                                          9,440,625
                   ----------------------------------------------------------------
    315,000        Bard (C.R.), Inc.                                                    10,001,250
                   ----------------------------------------------------------------
    733,000    (a) Beverly Enterprises, Inc.                                            10,628,500
                   ----------------------------------------------------------------


FEDERATED STOCK TRUST
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
EQUITIES--CONTINUED
-----------------------------------------------------------------------------------
                   HEALTH CARE--CONTINUED
                   ----------------------------------------------------------------
    430,000    (a) Biomet, Inc.                                                       $  6,530,625
                   ----------------------------------------------------------------
    286,000        Bristol-Myers Squibb Co.                                             18,733,000
                   ----------------------------------------------------------------
    280,000        Columbia/HCA Healthcare Corp.                                         9,800,000
                   ----------------------------------------------------------------
    531,200    (a) Healthsource, Inc.                                                   11,155,200
                   ----------------------------------------------------------------
    122,100        Merck & Co., Inc.                                                    11,050,050
                   ----------------------------------------------------------------
    124,900        Smithkline Beecham Corp., ADR                                        10,070,063
                   ----------------------------------------------------------------
    228,500        United Healthcare Corp.                                              11,110,813
                   ----------------------------------------------------------------   ------------
                   Total                                                               122,855,126
                   ----------------------------------------------------------------   ------------
                   PRODUCER MANUFACTURING--6.7%
                   ----------------------------------------------------------------
    737,500    (a) ITT Industries, Inc.                                                 18,621,875
                   ----------------------------------------------------------------
    404,500        Ingersoll-Rand Co.                                                   19,871,062
                   ----------------------------------------------------------------
    405,500    (a) Lexmark Intl. Group, Class A                                          9,427,875
                   ----------------------------------------------------------------
     91,100        Loews Corp.                                                           8,369,812
                   ----------------------------------------------------------------
    126,500        PACCAR, Inc.                                                          8,839,188
                   ----------------------------------------------------------------   ------------
                   Total                                                                65,129,812
                   ----------------------------------------------------------------   ------------
                   RETAIL TRADE--7.0%
                   ----------------------------------------------------------------
    455,000        Dayton-Hudson Corp.                                                  20,475,000
                   ----------------------------------------------------------------
  1,308,800        K Mart Corp.                                                         17,832,400
                   ----------------------------------------------------------------
    247,500    (a) Meyer (Fred), Inc.                                                   10,178,437
                   ----------------------------------------------------------------
    682,500        Wal-Mart Stores, Inc.                                                19,280,625
                   ----------------------------------------------------------------   ------------
                   Total                                                                67,766,462
                   ----------------------------------------------------------------   ------------
                   SERVICES--2.5%
                   ----------------------------------------------------------------
    329,300        Block (H&R), Inc.                                                    10,619,925
                   ----------------------------------------------------------------
    483,000        Browning-Ferris Industries, Inc.                                     13,705,125
                   ----------------------------------------------------------------   ------------
                   Total                                                                24,325,050
                   ----------------------------------------------------------------   ------------


FEDERATED STOCK TRUST
--------------------------------------------------------------------------------

  SHARES                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
EQUITIES--CONTINUED
-----------------------------------------------------------------------------------
                   TECHNOLOGY--10.0%
                   ----------------------------------------------------------------
    346,000        AMP, Inc.                                                          $ 12,412,750
                   ----------------------------------------------------------------
    301,500    (a) Cabletron Systems, Inc.                                              10,401,750
                   ----------------------------------------------------------------
    318,700        Electronic Data Systems Corp.                                        10,636,612
                   ----------------------------------------------------------------
    242,500        General Motors Corp., Class H                                        13,034,375
                   ----------------------------------------------------------------
     64,500        International Business Machines Corp.                                10,368,375
                   ----------------------------------------------------------------
    176,000        Lucent Technologies, Inc.                                            10,406,000
                   ----------------------------------------------------------------
    144,500        Raytheon Co.                                                          6,303,813
                   ----------------------------------------------------------------
    138,500        Rockwell International Corp.                                          9,210,250
                   ----------------------------------------------------------------
    408,000    (a) Storage Technology Corp.                                             14,331,000
                   ----------------------------------------------------------------   ------------
                   Total                                                                97,104,925
                   ----------------------------------------------------------------   ------------
                   TRANSPORTATION--2.3%
                   ----------------------------------------------------------------
    385,000        Consolidated Freightways, Inc.                                       11,453,750
                   ----------------------------------------------------------------
    365,000    (a) KLM Royal Dutch Airlines, ADR                                        10,858,750
                   ----------------------------------------------------------------   ------------
                   Total                                                                22,312,500
                   ----------------------------------------------------------------   ------------
                   UTILITIES--10.9%
                   ----------------------------------------------------------------
    252,000        CMS Energy Corp.                                                      8,001,000
                   ----------------------------------------------------------------
    182,000        Coastal Corp.                                                         8,645,000
                   ----------------------------------------------------------------
    170,000        Columbia Gas System, Inc.                                            10,518,750
                   ----------------------------------------------------------------
    171,000        FPL Group, Inc.                                                       7,630,875
                   ----------------------------------------------------------------
    315,000        GTE Corp.                                                            14,450,625
                   ----------------------------------------------------------------
    443,000        Houston Industries, Inc.                                              8,860,000
                   ----------------------------------------------------------------
    519,500        MCI Communications Corp.                                             19,805,937
                   ----------------------------------------------------------------
    344,000        P G & E Corp.                                                         8,256,000
                   ----------------------------------------------------------------
  1,409,100    (a) Tele-Communications, Inc., Class A                                   19,463,193
                   ----------------------------------------------------------------   ------------
                   Total                                                               105,631,380
                   ----------------------------------------------------------------   ------------
                   TOTAL EQUITIES (IDENTIFIED COST $752,098,135)                       958,207,856
                   ----------------------------------------------------------------   ------------


FEDERATED STOCK TRUST
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                                 VALUE
-----------        ----------------------------------------------------------------   ------------
(B) REPURCHASE AGREEMENT--1.1%
-----------------------------------------------------------------------------------
$10,530,000        BT Securities Corporation, 5.43%, dated 4/30/1997, due 5/1/1997
                   (AT AMORTIZED COST)                                                $ 10,530,000
                   ----------------------------------------------------------------   ------------
                   TOTAL INVESTMENTS (IDENTIFIED COST $762,628,135)(C)                $968,737,856
                   ----------------------------------------------------------------   ------------

(a) Non-income producing security.

(b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(c) The cost of investments for federal tax purposes amounts to $762,628,135. The net unrealized appreciation of investments on a federal tax basis amounts to $206,109,721 which is comprised of $217,486,877 appreciation and $11,377,156 depreciation at April 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($971,624,403) at April 30, 1997.

The following acronym is used throughout this portfolio:

ADR -- American Depositary Receipt

(See Notes which are an integral part of the Financial Statements)


FEDERATED STOCK TRUST
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $762,628,135)    $968,737,856
--------------------------------------------------------------------------------
Income receivable                                                                        762,335
--------------------------------------------------------------------------------
Receivable for investments sold                                                        8,363,938
--------------------------------------------------------------------------------
Receivable for shares sold                                                             1,068,889
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    978,933,018
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for investments purchased                                    $ 7,103,306
------------------------------------------------------------------
Payable for shares redeemed                                                1,821
------------------------------------------------------------------
Accrued expenses                                                         203,488
------------------------------------------------------------------   -----------
     Total liabilities                                                                 7,308,615
--------------------------------------------------------------------------------    ------------
NET ASSETS for 28,394,935 shares outstanding                                        $971,624,403
--------------------------------------------------------------------------------    ------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid in capital                                                                     $651,830,785
--------------------------------------------------------------------------------
Net unrealized appreciation of investments                                           206,109,721
--------------------------------------------------------------------------------
Accumulated net realized gain on investments                                         113,637,118
--------------------------------------------------------------------------------
Undistributed net investment income                                                       46,779
--------------------------------------------------------------------------------    ------------
     Total Net Assets                                                               $971,624,403
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
$971,624,403 / 28,394,935 shares outstanding                                              $34.22
--------------------------------------------------------------------------------    ------------

(See Notes which are an integral part of the Financial Statements)


FEDERATED STOCK TRUST
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------------------
Dividends                                                                           $  8,425,003
--------------------------------------------------------------------------------
Interest                                                                                 660,052
--------------------------------------------------------------------------------    ------------
     Total income                                                                      9,085,055
--------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------
Investment advisory fee                                               $3,183,046
-------------------------------------------------------------------
Administrative personnel and services fee                                335,269
-------------------------------------------------------------------
Custodian fees                                                            59,918
-------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                 213,040
-------------------------------------------------------------------
Directors'/Trustees' fees                                                  9,117
-------------------------------------------------------------------
Auditing fees                                                              7,421
-------------------------------------------------------------------
Legal fees                                                                 3,439
-------------------------------------------------------------------
Portfolio accounting fees                                                 65,823
-------------------------------------------------------------------
Shareholder services fee                                               1,110,032
-------------------------------------------------------------------
Share registration costs                                                  16,233
-------------------------------------------------------------------
Printing and postage                                                      24,341
-------------------------------------------------------------------
Insurance premiums                                                         5,430
-------------------------------------------------------------------
Taxes                                                                     21,840
-------------------------------------------------------------------
Miscellaneous                                                              3,793
-------------------------------------------------------------------   ----------
     Total expenses                                                    5,058,742
-------------------------------------------------------------------
Waivers--
-------------------------------------------------------------------
  Waiver of shareholder services fee                                    (621,618)
-------------------------------------------------------------------   ----------
     Net expenses                                                                      4,437,124
--------------------------------------------------------------------------------    ------------
          Net investment income                                                        4,647,931
--------------------------------------------------------------------------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------
Net realized gain on investments                                                     113,638,686
--------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                  (6,119,062)
--------------------------------------------------------------------------------    ------------
     Net realized and unrealized gain on investments                                 107,519,624
--------------------------------------------------------------------------------    ------------
          Change in net assets resulting from operations                            $112,167,555
--------------------------------------------------------------------------------    ------------

(See Notes which are an integral part of the Financial Statements)


FEDERATED STOCK TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                SIX MONTHS ENDED
                             (UNAUDITED) YEAR ENDED
                                                          APRIL 30, 1997     OCTOBER 31, 1996
                                                         ----------------    ----------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------
OPERATIONS--
------------------------------------------------------
Net investment income                                     $    4,647,931      $   12,161,272
------------------------------------------------------
Net realized gain on investments ($113,638,686 and
$97,657,841, respectively, as computed for federal tax
purposes)                                                    113,638,686          97,657,841
------------------------------------------------------
Net change in unrealized appreciation                         (6,119,062)         34,131,642
------------------------------------------------------   ----------------    ----------------
     Change in net assets resulting from operations          112,167,555         143,950,755
------------------------------------------------------   ----------------    ----------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------
Distributions from net investment income                      (5,416,821)        (11,559,487)
------------------------------------------------------
Distributions from net realized gains                        (97,657,959)        (45,017,605)
------------------------------------------------------   ----------------    ----------------
     Change in net assets resulting from distributions
     to shareholders                                        (103,074,780)        (56,577,092)
------------------------------------------------------   ----------------    ----------------
SHARE TRANSACTIONS--
------------------------------------------------------
Proceeds from sale of shares                                 211,275,344         286,718,473
------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                             61,784,641          32,453,084
------------------------------------------------------
Cost of shares redeemed                                     (141,073,641)       (208,069,160)
------------------------------------------------------   ----------------    ----------------
     Change in net assets resulting from share
       transactions                                          131,986,344         111,102,397
------------------------------------------------------   ----------------    ----------------
          Change in net assets                               141,079,119         198,476,060
------------------------------------------------------
NET ASSETS:
------------------------------------------------------
Beginning of period                                          830,545,284         632,069,224
------------------------------------------------------   ----------------    ----------------
End of period (including undistributed net investment
income of $46,779 and $815,669, respectively)             $  971,624,403      $  830,545,284
------------------------------------------------------   ----------------    ----------------

(See Notes which are an integral part of the Financial Statements)


FEDERATED STOCK TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

        SIX MONTHS
           ENDED
        (UNAUDITED)                                                                                                 YEAR ENDED
         APRIL 30,                                     YEAR ENDED OCTOBER 31,                                      JANUARY 31,
        -----------    --------------------------------------------------------------------------------------    ----------------
           1997         1996      1995      1994      1993      1992      1991      1990      1989     1988(A)    1988      1987
        -----------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
NET
ASSET
VALUE,
BEGINNING
OF
PERIOD    $ 34.38      $30.66    $26.33    $26.40    $24.18    $23.99    $18.55    $25.19    $22.87    $22.10    $24.00    $20.43
-----
INCOME
 FROM
 INVESTMENT
 OPERATIONS
-----
 Net
 investment
 income      0.18        0.53      0.47      0.46      0.48      0.56      0.51      0.70      0.70      0.52      0.68      0.66
-----
 Net
 realized
 and
 unrealized
 gain
 (loss)
 on
 investments      3.87   5.84      5.04      0.68      4.27      1.79      6.23     (4.42)     2.34      1.03     (1.50)     4.99
-----      ------        ----      ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
Total
 from
 investment
 operations      4.05    6.37      5.51      1.14      4.75      2.35      6.74     (3.72)     3.04      1.55     (0.82)     5.65
-----      ------        ----      ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
LESS
DISTRIBUTIONS
-----
 Distributions
 from net
 investment
 income     (0.21)      (0.51)    (0.49)    (0.43)    (0.49)    (0.55)    (0.56)    (0.78)    (0.65)    (0.52)    (0.64)    (0.64)
-----
 Distributions
 in excess of
 net
 investment
 income(d)        --       --        --        --     (0.02)       --        --        --        --        --        --        --
-----      ------        ----      ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
Total
distributions
 from net
 investment
 income     (0.21)      (0.51)    (0.49)    (0.43)    (0.51)    (0.55)    (0.56)    (0.78)    (0.65)    (0.52)    (0.64)    (0.64)
-----
 Distributions
 from net
 realized
 gain on
 investments     (4.00)  (2.14)   (0.69)    (0.78)    (2.02)    (1.61)    (0.74)    (2.14)    (0.07)    (0.26)    (0.44)    (1.44)
-----      ------        ----      ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
Total
distributions     (4.21)  (2.65)  (1.18)    (1.21)    (2.53)    (2.16)    (1.30)    (2.92)    (0.72)    (0.78)    (1.08)    (2.08)
-----      ------        ----      ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
NET
ASSET
VALUE,
END OF
PERIOD    $ 34.22      $34.38    $30.66    $26.33    $26.40    $24.18    $23.99    $18.55    $25.19    $22.87    $22.10    $24.00
-----      ------        ----      ----      ----      ----      ----      ----      ----      ----      ----      ----      ----
TOTAL
RETURN(B)     12.96%    22.08%    21.98%     4.55%    20.88%    10.78%    37.50%   (16.36%)   13.48%     7.14%    (3.64%)   29.02%
-----
RATIOS
 TO
 AVERAGE
 NET
 ASSETS
-----
 Expenses      1.00%*    0.99%     1.01%     0.97%     0.97%     0.99%     1.00%     0.98%     0.95%     0.94%*    0.89%     0.93%
-----
 Net
 investment
   income      1.05%*    1.64%     1.71%     1.81%     1.83%     2.33%     2.25%     3.03%     2.75%     3.08%*    2.82%     3.04%
-----
 Expense
 waiver/
 reimbursement(c)      0.14%*   0.15%   0.15%     --     --        --        --        --        --        --        --        --
-----
SUPPLEMENTAL
 DATA
-----
 Net
 assets,
 end of
 period
 (000
 omitted)  $971,624    $830,545  $632,069  $600,664  $554,062  $386,490  $369,505  $332,241  $573,047  $636,426  $675,110  $611,856
-----
 Average
 commission
 rate
 paid(e)   $0.0431     $0.0273       --        --        --        --        --        --        --        --        --        --
-----
 Portfolio
 turnover        37%       55%       42%       28%       26%       54%       49%       53%       35%       31%       51%       19%
-----

* Computed on an annualized basis.

(a) For the nine months ended October 31, 1988.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease for the shareholder services fee is reflected in both the expense and net investment income ratios shown above.

(d) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

(e) Represents total commissions paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.
   This disclosure is required for fiscal years beginning on or after September
    1, 1995.

(See Notes which are an integral part of the Financial Statements)


FEDERATED STOCK TRUST

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
(1) ORGANIZATION

Federated Stock Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The investment objective of the Trust is to provide growth of income and capital by investing principally in a professionally managed and diversified portfolio of common stock of high-quality companies.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

     REPURCHASE AGREEMENTS--It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.


FEDERATED STOCK TRUST
--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                       SIX MONTHS ENDED        YEAR ENDED
                                                        APRIL 30, 1997      OCTOBER 31, 1996
                                                       -----------------    -----------------
----------------------------------------------------
Shares sold                                                 6,460,423            8,931,554
----------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                      1,971,670            1,080,218
----------------------------------------------------
Shares redeemed                                            (4,192,693)          (6,474,281)
----------------------------------------------------   --------------       --------------
  Net change resulting from share transactions              4,239,400            3,537,491
----------------------------------------------------   --------------       --------------

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the first $500 million in average daily net assets, 0.675% of the second $500 million in average daily net assets, 0.60% of the third $500 million in average daily net assets, 0.525% of the fourth $500 million in average daily net assets, and 0.40% of average daily net assets in excess of $2 billion. The Adviser will reimburse the Trust the amount limited, to the amount of its advisory fee, by which the Trust's aggregate annual operating expenses (excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the


FEDERATED STOCK TRUST
--------------------------------------------------------------------------------

Trust and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses) exceed 1% of average daily net assets of the Trust.

ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended April 30, 1997, were as follows:

-----------------------------------------------------------------------------
Purchases                                                                        $384,193,903
-----------------------------------------------------------------------------    ------------
Sales                                                                            $317,621,867
-----------------------------------------------------------------------------    ------------


TRUSTEES                                        OFFICERS
---------------------------------------------------------------------------------------------
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                Chairman
John T. Conroy, Jr.                             Glen R. Johnson
William J. Copeland                             President
James E. Dowd                                   J. Christopher Donahue
Lawrence D. Ellis, M.D.                         Executive Vice President
Edward L. Flaherty, Jr.                         Edward C. Gonzales
Peter E. Madden                                 Executive Vice President
Gregor F. Meyer                                 John W. McGonigle
John E. Murray, Jr.                             Executive Vice President,
Wesley W. Posvar                                Treasurer and Secretary
Marjorie P. Smuts                               Richard B. Fisher
                                                Vice President
                                                S. Elliott Cohan
                                                Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.